RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties	The remuneration of Directors and other key management personnel was as follows:

(US $ millions)	2018	2017
Salaries, incentives and short-term benefits	$4	$4
Share-based awards	2	1
	$6	$5